Schedule of Rollforward of Level Three Assets and Liabilities Held at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity indexed annuity contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		$ (57,531)	$ (55,871)	$ (64,138)
Level 3 liabilities, Total gains (losses) included in net income		12,584	(1,660)	8,267
Level 3 liabilities, Total gains (losses) included in OCI		0	0	0
Level 3 liabilities, Transfers into Level 3		0	0	0
Level 3 liabilities, Transfers out of Level 3		0	0	0
Level 3 liabilities, Purchases		0	0	0
Level 3 liabilities, Sales		0	0	0
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		0	0	0
Level 3 liabilities, Balance at end of period		(44,947)	(57,531)	(55,871)
Asset-backed securities ("ABS")
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		17,933	26,135	14,260
Level 3 liabilities, Total gains (losses) included in net income		81	1,509	(53)
Level 3 liabilities, Total gains (losses) included in OCI		(632)	873	347
Level 3 liabilities, Transfers into Level 3		1,931		3,093
Level 3 liabilities, Transfers out of Level 3		(16,157)	(8,828)
Level 3 liabilities, Purchases			16,817	11,165
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		(2,371)	(18,573)	(2,677)
Level 3 liabilities, Balance at end of period		785	17,933	26,135
GMWB/GMAB
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period	[1]	(4,670)	(6,835)	(7,814)
Level 3 liabilities, Total gains (losses) included in net income	[1]	(646)	2,165	979
Level 3 liabilities, Total gains (losses) included in OCI	[1]	0	0	0
Level 3 liabilities, Transfers into Level 3	[1]	0	0	0
Level 3 liabilities, Transfers out of Level 3	[1]	0	0	0
Level 3 liabilities, Purchases	[1]	0	0	0
Level 3 liabilities, Sales	[1]	0	0	0
Level 3 liabilities, Issues	[1]	0	0	0
Level 3 liabilities, Settlements	[1]	0	0	0
Level 3 liabilities, Balance at end of period	[1]	(5,316)	(4,670)	(6,835)
All other corporate securities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		18,351	19,351	11,520
Level 3 liabilities, Total gains (losses) included in net income		(27)	(8)	(123)
Level 3 liabilities, Total gains (losses) included in OCI		(26)	121	(246)
Level 3 liabilities, Transfers into Level 3				15,370
Level 3 liabilities, Transfers out of Level 3		(965)		(4,483)
Level 3 liabilities, Sales		(2,077)		(955)
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Settlements		(2,647)	(1,113)	(1,732)
Level 3 liabilities, Balance at end of period		12,609	18,351	19,351
United States Government, Government Agencies and Authorities
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		4,897	6,573
Level 3 liabilities, Total gains (losses) included in net income		(1,297)	(1,308)	(491)
Level 3 liabilities, Total gains (losses) included in OCI		211	(368)	187
Level 3 liabilities, Transfers out of Level 3		(3,477)
Level 3 liabilities, Purchases				6,877
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Balance at end of period		334	4,897	6,573
Common Stock
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 liabilities, Balance at beginning of period		8,152	5,100
Level 3 liabilities, Purchases		110	3,052	5,100
Level 3 liabilities, Sales		(1,274)
Level 3 liabilities, Issues		0	0	0
Level 3 liabilities, Balance at end of period		$ 6,988	$ 8,152	$ 5,100

[1]	These amounts are 100% ceded in accordance with the Company's reinsurance agreements.